Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2022 MWh $ / MWh
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	4,059,905
Receive average prices (per MW-hr) | $ / MWh	24.54
PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	413,620
Receive average prices (per MW-hr) | $ / MWh	29.15
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,977,766
Receive average prices (per MW-hr) | $ / MWh	22.05
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,665,318
Receive average prices (per MW-hr) | $ / MWh	36.46